Interest and Financing Service Fee on Loans (Details)	12 Months Ended
Dec. 31, 2019 CNY (¥)
Interest and financing service fee on loans	¥ 2,953,480,997
Interests on deposits with banks	16,680,498
Interest expense on interest-bearing borrowings	(1,309,835,699)
Net interest and fees income	1,660,325,796
Collaboration cost for sales partners	(174,042,054)
Net interest and fees income after collaboration cost	1,486,283,742
Provision for credit losses	(362,735,159)
Net interest and fees income after provision for credit losses	1,123,548,583
Original Model [Member]
Interest and financing service fee on loans	2,486,763,260
Interests on deposits with banks	10,410,614
Interest expense on interest-bearing borrowings	(1,120,563,910)
Net interest and fees income	1,376,609,964
Collaboration cost for sales partners
Net interest and fees income after collaboration cost	1,376,609,964
Provision for credit losses	(316,039,450)
Net interest and fees income after provision for credit losses	1,060,570,514
Collaboration Model [Memeber]
Interest and financing service fee on loans	466,717,737
Interests on deposits with banks	6,269,884
Interest expense on interest-bearing borrowings	(189,271,789)
Net interest and fees income	283,715,832
Collaboration cost for sales partners	(174,042,054)
Net interest and fees income after collaboration cost	109,673,778
Provision for credit losses	(46,695,709)
Net interest and fees income after provision for credit losses	¥ 62,978,069